LETTER TO THE SHAREHOLDERS OF THE JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND


October 10, 1997


Dear Shareholder:

The previous fiscal year proved to be a relatively calm one for short-term fixed income investors, as benign inflation data throughout most of the year kept the markets on an even keel. The JPM Institutional Tax Exempt Money Market Fund posted a 3.35% return, while its benchmark, the IBC Tax Exempt Money Fund Average posted a gain of 3.03% over the same period. The Fund's current 7-day yield, at 3.30% on August 31, translates to a pre-tax equivalent yield of 5.46%, assuming a 39.6% tax rate.

The Fund maintained a stable $1.00 net asset value over the period. Dividends of approximately $0.03 per share were paid, substantially all of which were tax exempt. On August 31, 1997, the net assets of the Fund were $290,943,374 while the net assets of The Tax Exempt Money Market Portfolio, in which the Fund invests, were $1,396,062,840.

This report includes a discussion with Dan Mulvey, the portfolio manager responsible for the Fund. In this interview, Dan talks about the events of the previous year that had the greatest effect on the Portfolio, how its investment strategy was used to pursue yields in this environment, and the outlook for the months ahead. We hope this helps you to understand some of the factors that affect how your money is managed.

As chairman and president of Asset Management Services, we look forward to sharing Morgan's insights regarding financial markets with you. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 766-7722.

Sincerely yours,

/s/ Ramon de Oliveira                     /s/ Keith M. Schappert

Ramon de Oliveira                         Keith M. Schappert
Chairman of Asset Management Services     President of Asset Management Services
J.P. Morgan & Co. Incorporated            J.P. Morgan & Co. Incorporated

--------------------------------------------------------------------------------
TABLE OF CONTENTS

LETTER TO THE SHAREHOLDERS . . . . . . 1    GLOSSARY OF TERMS  . . . . . . . . 5

FUND PERFORMANCE . . . . . . . . . . . 2    FUND FACTS AND HIGHLIGHTS. . . . . 6

PORTFOLIO MANAGER Q&A. . . . . . . . . 3    FINANCIAL STATEMENTS . . . . . . . 8
--------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes a fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically 1, 5, or 10 years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how the fund has performed over the short term.


PERFORMANCE                                   TOTAL RETURNS                      AVERAGE ANNUAL TOTAL RETURNS
                                              ---------------------              --------------------------------------------------
                                              THREE          SIX                 ONE            THREE          FIVE          TEN
AS OF AUGUST 31, 1997                         MONTHS         MONTHS              YEAR           YEARS          YEARS*        YEARS*
-----------------------------------------------------------------------------------------------------------------------------------
The JPM Institutional Tax Exempt
  Money Market Fund                           0.86%          1.72%               3.35%          3.43%          2.95%         3.89%

IBC Tax Exempt Money Fund Average             0.77%          1.54%               3.03%          3.09%          2.67%         3.69%

AS OF JUNE 30, 1997
-----------------------------------------------------------------------------------------------------------------------------------
The JPM Institutional Tax Exempt
  Money Market Fund                           0.89%          1.67%               3.31%          3.38%          2.92%         3.90%

IBC Tax Exempt Money Fund Average             0.80%          1.51%               2.99%          3.05%          2.64%         3.70%



*REFLECTS PERFORMANCE OF THE PIERPONT TAX EXEMPT MONEY MARKET FUND, THE PREDECESSOR ENTITY TO THE TAX EXEMPT MONEY MARKET PORTFOLIO, FOR PERIODS PRIOR TO AUGUST 5, 1993 (COMMENCEMENT OF INVESTMENT OPERATIONS).

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. FUND RETURNS ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. IBC'S TAX EXEMPT MONEY FUND AVERAGE IS AN AVERAGE OF ALL MAJOR TAX FREE MONEY MARKET FUND RETURNS. THIS COMPARATIVE INFORMATION IS AVAILABLE TO THE PUBLIC FROM THE IBC ORGANIZATION, INC.

PORTFOLIO MANAGER Q&A

[PHOTO]

The following is an interview with DAN MULVEY, vice president, responsible for managing The Tax Exempt Money Market Portfolio, in which the Fund invests. Dan joined Morgan in September 1991 after six years at Equitable Life where he was a trader for money market, government, and corporate securities. He earned a B.A. in economics from the University of Illinois and an M.B.A. from Fordham University. This interview was conducted on October 6, 1997 and represents Dan's views on that date.

WHAT FACTORS HAVE MOST INFLUENCED THE TAX EXEMPT MONEY MARKET OVER THE PAST TWELVE MONTHS?

DM: The most important factor was the low level of volatility over the period. During the past year there were no big moves in rates. The biggest event of the year was the 25 basis point tightening by the Federal Reserve in March. Since then, inflation has been subdued, which has kept the Fed from making additional interest rate hikes.

  One minor ripple in the tax exempt market occurred with the possible congressional repeal of the De Minimus exemption. This exemption allows corporations, to an extent, to deduct municipal income. The market feared corporations would significantly cut their municipal holdings. Some corporations actually started to lighten up on their holdings. However, the proposed change was defeated and the market's fears were quelled.

  For the most part, nothing out of the ordinary occurred. We saw very normal seasonal events; an increase in supply over the summer, a pick up in rates around tax dates, etc. In other words, it was a slow year for news in the short-term fixed income markets, and that was good news for the Portfolio and Fund.

IS THERE AN AMPLE SUPPLY OF TAX EXEMPT SECURITIES IN WHICH THE PORTFOLIO CAN INVEST?

DM: In the tax exempt money market there always seems to be more demand than supply. Municipalities, just like corporations, have not been funding as aggressively as in years past. In addition, I think the increased wealth effect from the stock market and corporate earnings has put more money back into the market. While that makes a portfolio manager's job more difficult in some respects, it has acted to constrain some of the big swings in interest rates that we've seen in the recent past and probably contributed to the stability we saw this year. The disadvantage is that demand makes tax exempt securities more expensive, narrowing the spread to taxable securities.

OVER THE PAST TWELVE MONTHS, THE FUND HAS OUTPERFORMED THE IBC TAX EXEMPT MONEY FUND AVERAGE. WHAT DECISIONS LED TO THIS STRONG PERFORMANCE?

DM: We've made a number of good purchases using the private placement capabilities of the firm that have allowed the Portfolio to get favorable yields while maintaining the same degree of credit quality and liquidity. Another contributor to performance has been our active duration decisions. While this isn't evident in the weighted average maturity of the Portfolio, it was visible in the Portfolio's mix of variable rate products and notes. We've tended to hold variable rate notes when they are in supply because they tend to be relatively inexpensive.

LOOKING AHEAD, WHAT OPPORTUNITIES DO YOU SEE IN THE MARKET? AND HOW WILL YOU POSITION THE PORTFOLIO TO TAKE ADVANTAGE OF THEM?

DM: Expectations of slower growth lead us to believe that rates will remain relatively stable for the remainder of the year, with the Federal Reserve unlikely to tighten interest rates at the November meeting without witnessing a change in the weak inflation data. With that, I think we will see a continuation of themes in the Portfolio. We will continue to look for floating rate products when appropriate, and we will continue to use our private placement capabilities with the municipalities with whom we have developed relationships. Going forward, we will seek opportunities closer to 4% and keep the weighted average maturity of the Portfolio in the neighborhood of 45-60 days.

GLOSSARY OF TERMS

AVERAGE MATURITY: The weighted average time to maturity of the entire portfolio with the weights equal to the percentage of the portfolio invested in each security (see Maturity).

CREDIT RATING: The rating assigned to a bond or note by independent rating agencies such as Standard & Poor's Corporation and Moody's Investors Service. In evaluating creditworthiness, these agencies assess the issuer's present financial condition and future ability and willingness to make principal and interest payments when due.

CREDIT RISK: Financial risk that an obligation will not be paid and a loss will result.

LETTER OF CREDIT: Instrument or document issued by a bank guaranteeing the payment of a customer's drafts up to a stated amount and eliminating the seller's risk.

MATURITY: The date on which the life of a financial instrument ends through cash or physical settlement or expiration with no value or the date a security comes due and fully payable.

VARIABLE RATE DEMAND NOTE: Note representing borrowings that is payable on demand and that bears interest tied to a base money market rate, usually the bank prime rate. The rate on the note is adjusted upward or downward each time the base rate changes.

YIELD: Coupon rate of interest on a bond divided by the purchase price. As a bond's price falls, its yield rises and vice versa.

YIELD CURVE: A graph showing the term structure or level of interest rates ranging from the shortest to the longest maturities. The resulting curve shows if short-term interest rates are higher or lower than long-term rates. Normally, the longer the bond, the higher the yield it offers, resulting in a positive yield curve. An inverted yield curve can occur when there are supply/demand imbalances for various maturities, which results in short-term rates at higher levels than longer-term instruments.

YIELD SPREAD: The difference in yield between different types of securities. For example, if a Treasury bond is yielding 6.00% and a municipal is yielding 5.00%, the yield spread is 1.00% or 100 basis points.

FUND FACTS




INVESTMENT OBJECTIVE
The JPM Institutional Tax Exempt Money Market Fund seeks to provide a high level of current income exempt from federal income tax and maintain a high level of liquidity and preserve capital. It is designed for investors who seek to preserve capital and earn current income exempt from federal income tax.


--------------------------------------------------------------------------------
INCEPTION DATE
07/12/93

--------------------------------------------------------------------------------
NET ASSETS AS OF 8/31/97
$290,943,374

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATES (IF APPLICABLE)
12/19/97

EXPENSE RATIO
The Fund's annual expense ratio of 0.29% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services after reimbursement. Current expenses are 0.25% of the Fund's average daily net assets as a result of fee waivers and expense reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring redemption proceeds from the Fund.

FUND HIGHLIGHTS
ALL DATA AS OF AUGUST 31, 1997

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

  VARIABLE RATE DEMAND NOTES 74.1%
  TAX REVENUE ANTICIPATION NOTES 11.3%
  COMMERCIAL PAPER 4.2%
  TAX ANTICIPATION NOTES 3.4%
  OTHER 7.0%

AVERAGE 7-DAY YIELD
3.30%

AVERAGE MATURITY
55 days

FUNDS DISTRIBUTOR, INC. IS THE DISTRIBUTOR FOR THE JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND (THE "FUND").

MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN") SERVES AS PORTFOLIO INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO CONTINUE TO DO SO.

The performance data quoted herein represent past performance. Please remember that past performance is not a guarantee of future performance. Fund returns are net of fees and assume the reinvestment of Fund distributions and reflect the reimbursement of certain Fund expenses as described in the Prospectus. Had expenses not been reimbursed, returns would have been lower. The Fund invests all of its investable assets in The Tax Exempt Money Market Portfolio (the "Portfolio"), a separately registered investment company, which is not available to the public but only to other collective investment vehicles such as the Fund. Consistent with applicable regulatory guidance, performance for the Fund prior to August 5, 1993, reflects the performance of The Pierpont Tax Exempt Money Market Fund, which had substantially similar investment objectives and restrictions as the Portfolio. The performance for such period reflects deduction of the charges and expenses of The Pierpont Tax Exempt Money Market Fund, which were higher than the charges and expenses for the Fund, after reimbursement. Income may be subject to some state and local taxes. Some income may be subject to the Federal alternative minimum tax for certain investors.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN AN ADDITIONAL COPY OF THE PROSPECTUS BY CALLING J.P. MORGAN FUNDS SERVICES AT (800) 766-7722.

THE JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1997
--------------------------------------------------------------------------------

ASSETS
Investment in The Tax Exempt Money Market
  Portfolio ("Portfolio"), at value                $291,372,297
Deferred Organization Expenses                            9,124
Receivable for Expense Reimbursements                     9,498
Prepaid Expenses and Other Assets                           997
                                                   ------------
    Total Assets                                    291,391,916
                                                   ------------
LIABILITIES
Dividends Payable to Shareholders                       349,329
Administrative Services Fee Payable                      13,908
Administration Fee Payable                                1,274
Accrued Trustees' Fees and Expenses                         411
Fund Services Fee Payable                                   241
Accrued Expenses                                         83,379
                                                   ------------
    Total Liabilities                                   448,542
                                                   ------------
NET ASSETS
Applicable to 290,970,035 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $290,943,374
                                                   ------------
                                                   ------------
Net Asset Value, Offering and Redemption Price
  Per Share                                               $1.00
                                                           ----
                                                           ----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $290,969,530
Accumulated Net Realized Loss on Investment             (26,156)
                                                   ------------
    Net Assets                                     $290,943,374
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED AUGUST 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                     $6,965,069
Allocated Portfolio Expenses                                    (470,447)
                                                              ----------
    Net Investment Income Allocated from
      Portfolio                                                6,494,622
FUND EXPENSES
Administrative Services Fee                        $ 60,316
Registration Fees                                    56,969
Shareholder Servicing Fee                            97,098
Transfer Agent Fees                                  18,149
Professional Fees                                    17,579
Amortization of Organization Expenses                11,691
Administration Fee                                    6,410
Fund Services Fee                                     6,074
Trustees' Fees and Expenses                           3,395
Miscellaneous                                        24,339
                                                   --------
    Total Fund Expenses                             302,020
Less: Reimbursement/Waiver of Expenses             (199,947)
                                                   --------
NET FUND EXPENSES                                                102,073
                                                              ----------
NET INVESTMENT INCOME                                          6,392,549
NET REALIZED LOSS ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                       (1,955)
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $6,390,594
                                                              ----------
                                                              ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL    FOR THE FISCAL
                                                     YEAR ENDED        YEAR ENDED
                                                   AUGUST 31, 1997   AUGUST 31, 1996
                                                   ---------------   ---------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     6,392,549   $     5,203,471
Net Realized Loss on Investment Allocated from
  Portfolio                                                 (1,955)           (1,741)
                                                   ---------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                         6,390,594         5,201,730
                                                   ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                   (6,392,549)       (5,203,471)
                                                   ---------------   ---------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  (AT A CONSTANT $1.00 PER SHARE)
Proceeds from Shares of Beneficial Interest Sold       615,734,369       390,767,052
Reinvestment of Dividends                                3,931,041         4,550,309
Cost of Shares of Beneficial Interest Redeemed        (492,288,692)     (331,888,931)
                                                   ---------------   ---------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                              127,376,718        63,428,430
                                                   ---------------   ---------------
    Total Increase in Net Assets                       127,374,763        63,426,689
NET ASSETS
Beginning of Fiscal Year                               163,568,611       100,141,922
                                                   ---------------   ---------------
End of Fiscal Year                                 $   290,943,374   $   163,568,611
                                                   ---------------   ---------------
                                                   ---------------   ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                                                                FOR THE PERIOD
                                                                                                                 JULY 12, 1993
                                                         FOR THE FISCAL YEAR ENDED AUGUST 31,                  (COMMENCEMENT OF
                                              -----------------------------------------------------------       OPERATIONS) TO
                                                 1997            1996            1995            1994           AUGUST 31, 1993
                                              -----------     -----------     -----------     -----------     -------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $      1.00     $      1.00     $      1.00     $      1.00     $           1.00
                                              -----------     -----------     -----------     -----------     -------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                              0.0330          0.0331          0.0352          0.0228               0.0040
Net Realized Loss on Investment                   (0.0000)(a)     (0.0000)(a)     (0.0002)        (0.0000)(a)          (0.0000)(a)
                                              -----------     -----------     -----------     -----------     -------------------
Total from Investment Operations                   0.0330          0.0331          0.0350          0.0228               0.0040
                                              -----------     -----------     -----------     -----------     -------------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                             (0.0330)        (0.0331)        (0.0352)        (0.0228)             (0.0040)
Net Realized Gain                                      --              --              --         (0.0000)(a)               --
                                              -----------     -----------     -----------     -----------     -------------------
Total Distributions to Shareholders               (0.0330)        (0.0331)        (0.0352)        (0.0228)             (0.0040)
                                              -----------     -----------     -----------     -----------     -------------------

NET ASSET VALUE, END OF PERIOD                $      1.00     $      1.00     $      1.00     $      1.00     $           1.00
                                              -----------     -----------     -----------     -----------     -------------------
                                              -----------     -----------     -----------     -----------     -------------------
Total Return                                         3.35%           3.36%           3.57%           2.30%                0.40%(b)
                                              -----------     -----------     -----------     -----------     -------------------
                                              -----------     -----------     -----------     -----------     -------------------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)      $   290,943     $   163,569     $   100,142     $    46,083     $         35,004
Ratios to Average Net Assets
  Expenses                                           0.29%           0.35%           0.35%           0.35%                0.35%(c)
  Net Investment Income                              3.29%           3.28%           3.49%           2.34%                2.25%(c)
  Decrease Reflected in Expense Ratio due
    to Expense Reimbursement/ Waiver                 0.10%           0.07%           0.15%           0.65%                1.08%(c)

------------------------
(a) Less than $0.0001.

(b) Not Annualized.

(c) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Institutional Tax Exempt Money Market Fund (the "Fund") is a separate series of The JPM Institutional Funds, a Massachusetts business trust (the "Trust") which was organized on November 4, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on July 12, 1993.

The Fund invests all of its investable assets in The Tax Exempt Money Market Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (21% at August 31, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    a)Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b)The Fund records its share of net investment income, realized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c)Substantially all the Fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gain, if any, are declared and paid annually.

    d)The Fund incurred organization expenses in the amount of $58,457. Morgan Guaranty Trust Company of New York ("Morgan") has agreed to pay the organization expenses of the Fund. The Fund has agreed to reimburse Morgan for these costs which are being deferred and will be amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Fund.

    e)The Fund is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary. For federal income tax purposes as of August 31, 1997, the Fund incurred and elected to defer post-October losses of $2,877 until the next taxable year. The Fund had a capital loss carryforward at August 31, 1997 of $23,614, of which $2,363 expires in 2003, $20,127 expires in 2004, and $1,124 expires in 2005. To the extent that this capital loss is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

THE JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

    f )Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

2. TRANSACTIONS WITH AFFILIATES

    a)The Trust, on behalf of the Fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the Fund's co-administrator and distributor. Under a Co-Administration Agreement between FDI and the Trust on behalf of the Fund, FDI provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with FDI. The Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund is based on the ratio of the Fund's net assets to the aggregate net assets of The Trust and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended August 31, 1997, the fee for these services amounted to $6,410.

      On November 15, 1996, The JPM Advisor Funds terminated operations and were liquidated. Subsequent to that date, the net assets of The JPM Advisor Funds are no longer included in the calculation of the allocation of FDI's fees.

    b)The Trust, on behalf of the Fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and the other portfolios in which the Trust and The JPM Pierpont Funds invest (the "Master Portfolios") and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust, the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the fiscal year ended August 31, 1997, the fee for these services amounted to $60,316.

      Effective February 10, 1997, Morgan has agreed to waive its shareholder servicing fee and reimburse the Fund for the remainder of the Fund's expenses (excluding extraordinary expenses and expenses allocated to the Fund from the Portfolio), thereby reducing current total operating expenses of the Fund. In addition, Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 0.35% of the average daily net assets of the Fund. This waiver and reimbursement arrangement is in effect until December 31, 1997. There is no assurance that Morgan will continue this arrangement beyond that date. For the fiscal year ended August 31, 1997, Morgan has agreed to reimburse the Fund $149,489.

THE JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

    c)The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to Fund shareholders. The agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.05% of the average daily net assets of the Fund. For the fiscal year ended August 31 1997, the fee for these services amounted to $97,098, of which $50,458 was waived for the period February 10, 1997 through August 31, 1997.

    d)The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $6,074 for the fiscal year ended August 31, 1997.

    e)An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of the Trust, The JPM Pierpont Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Fund's allocated portion of these total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,200.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The JPM Institutional Tax Exempt Money Market Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The JPM Institutional Tax Exempt Money Market Fund (one of the series constituting part of The JPM Institutional Funds, hereafter referred to as the "Fund") at August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period July 12, 1993 (commencement of operations) through August 31, 1993, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
October 23, 1997

The Tax Exempt Money Market Portfolio

Annual Report August 31, 1997

(The following pages should be read in conjunction with The JPM Institutional Tax Exempt Money Market Fund
Annual Financial Statements)

JPM INSTITUTIONAL PRIME MONEY MARKET FUND

JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND

JPM INSTITUTIONAL TREASURY MONEY MARKET FUND

JPM INSTITUTIONAL FEDERAL MONEY MARKET FUND

JPM INSTITUTIONAL SHORT TERM BOND FUND

JPM INSTITUTIONAL BOND FUND

JPM INSTITUTIONAL TAX EXEMPT BOND FUND

JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND

JPM INSTITUTIONAL SHARES: CALIFORNIA BOND FUND

JPM INSTITUTIONAL INTERNATIONAL BOND FUND

JPM INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND

JPM INSTITUTIONAL DIVERSIFIED FUND

JPM INSTITUTIONAL U.S. EQUITY FUND

JPM INSTITUTIONAL DISCIPLINED EQUITY FUND

JPM INSTITUTIONAL U.S. SMALL COMPANY FUND

JPM INSTITUTIONAL INTERNATIONAL EQUITY FUND

JPM INSTITUTIONAL INTERNATIONAL OPPORTUNITIES FUND

JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND

JPM INSTITUTIONAL EUROPEAN EQUITY FUND

JPM INSTITUTIONAL JAPAN EQUITY FUND

JPM INSTITUTIONAL ASIA GROWTH FUND


FOR MORE INFORMATION ON THE JPM INSTITUTIONAL
FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT
(800)766-7722.


THE
JPM INSTITUTIONAL
TAX EXEMPT
MONEY MARKET
FUND


ANNUAL REPORT
AUGUST 31, 1997

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY   MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                   TYPE       DATE           RATE             VALUE
--------------   -------------------------------------------------  --------  -----------   -------------   ---------------
ALABAMA (1.2%)
$     6,000      Columbia, (Industrial Development Board, PCR,
                   Refunding, Alabama Power Co. Project, Series
                   1995D, due 10/01/22)...........................     VRDN   09/02/97(a)           3.500%  $     6,000,000
      1,800      Columbia, (Industrial Development Board, PCR,
                   Refunding, Alabama Power Co. Project, Series
                   1995C, due 10/01/22)...........................     VRDN   09/02/97(a)           3.850         1,800,000
      2,250      Jefferson County, (Public Improvement Revenue
                   Warrant, Briarwood Presbyterian Church Project,
                   Series 1988, due 05/01/08), LOC Amsouth Bank...     VRDN   09/03/97(a)           5.310         2,250,000
      5,300      Red Bay County, (Industrial Development Board,
                   IDR, Refunding, Gates Rubber Co. Project,
                   Series 1987, due 11/01/97), LOC National Bank
                   of Detroit.....................................     VRDN   09/04/97(a)           3.700         5,300,000
        900      Stevenson, (Industrial Development Board,
                   Refunding, Mead Corp. Project, Series 1986, due
                   11/01/16), LOC Credit Suisse...................     VRDN   09/02/97(a)           4.050           900,000
                                                                                                            ---------------
                                                                                                                 16,250,000
                                                                                                            ---------------

ALASKA (0.9%)
       5,100     Alaska, (State Housing Finance Corp., Series
                   1991C, due 06/01/26), LOC Swiss Bank...........     VRDN   09/03/97(a)     3.300-4.150         5,100,000
      4,000      Anchorage........................................      TAN   12/17/97              4.000         4,002,698
      3,000      Valdez Marine Terminal (Exxon, Refunding, due
                   12/01/33)......................................     VRDN   09/02/97(a)           3.600         3,000,000
                                                                                                            ---------------
                                                                                                                 12,102,698
                                                                                                            ---------------

ARIZONA (4.5%)
      10,000     Apache County, (Industrial Development Revenue,
                   Tuscon Power Co., Springerville Project, due
                   12/15/18), LOC Bank of New York................     VRDN   09/03/97(a)           3.350        10,000,000
      7,700      Apache County, (due 12/01/20), LOC Barclays Bank
                   International..................................     VRDN   09/03/97(a)           3.150         7,700,000
      1,000      Casa Grande, (Industrial Development Authority,
                   IDR, Abbott Labs Project, Series 1983, due
                   12/01/03)......................................     VRDN   09/04/97(a)           4.675         1,000,000
        800      Casa Grande, (Industrial Development Authority,
                   IDR, Abbott Labs Project, Series 1983, due
                   12/01/99)......................................     VRDN   09/04/97(a)           4.675           800,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY   MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                   TYPE       DATE           RATE             VALUE
--------------   -------------------------------------------------  --------  -----------   -------------   ---------------
ARIZONA (CONTINUED)
$     4,700      Maricopa County, (PCR, El Paso Electric Co., due
                   12/01/14), LOC Credit Suisse First Boston......     VRDN   09/03/97(a)           3.450%  $     4,700,000
     11,000      Maricopa County, (Refunding, PCR, Series D, due
                   05/01/29) LOC Bank of America..................     VRDN   09/03/97(a)     3.600-4.000        11,000,000
      3,705      Pima County, (Industrial Development Authority,
                   IDR, Refunding, La Cholla Apartments Project,
                   due 12/01/25), LOC Texas Commerce Bank.........     VRDN   09/04/97(a)           3.500         3,705,000
     24,300      Pima County, (Industrial Development Authority,
                   IDR, Tucson Electric Co. Project, Series 1982A,
                   due 06/15/22), LOC Societe Generale............     VRDN   09/04/97(a)     2.900-3.500        24,300,000
                                                                                                            ---------------
                                                                                                                 63,205,000
                                                                                                            ---------------

ARKANSAS (0.4%)
         750     North Little Rock, (IDR, Refunding, Noland Co.
                   Project, Series 1989, due 02/01/99), LOC
                   Wachovia Bank and Trust........................     VRDN   09/04/97(a)           3.450           750,000
      5,175      Texarkana, (Industrial Development Board, Cooper
                   Tire and Rubber Co. Project, Series 1991, due
                   03/01/21)......................................     VRDN   09/04/97(a)           4.100         5,175,000
                                                                                                            ---------------
                                                                                                                  5,925,000
                                                                                                            ---------------

CALIFORNIA (8.3%)
      12,900     California, (Health Facilities Finance Authority,
                   Refunding, Sutter Health, Series B, due
                   07/01/12), AMBAC Insured.......................     VRDN   09/02/97   (a)   3.300-3.850       12,900,000
      5,700      California, (Pollution Control Financing
                   Authority, Refunding, PCR, Series C, Southern
                   California Edison Project, due 02/28/08).......     VRDN   09/02/97   (a)   2.500-3.050        5,700,000
     12,000      California, (Statewide Community Development
                   Authority, Series A), FSA Insured..............     TRAN   06/30/98              4.500        12,066,905
      2,000      Fresno, (IDR, Fresno MSA Limited Partnership
                   Project, due 08/01/05), LOC Bank of Nova
                   Scotia.........................................     VRDN   09/03/97   (a)         5.130        2,000,000
     14,000      Los Angeles......................................     TRAN   06/30/98              4.500        14,070,261
     35,500      Los Angeles (Series A)...........................     TRAN   06/30/98              4.500        35,698,142

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY   MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                   TYPE       DATE           RATE             VALUE
--------------   -------------------------------------------------  --------  -----------   -------------   ---------------
CALIFORNIA (CONTINUED)
$     1,500      Los Angeles, (Regional Airports Improvement
                   Corp., American Airlines, Series B, due
                   12/01/24), LOC Wachovia Bank of Georgia........     VRDN   09/02/97(a)           2.850%  $     1,500,000
      1,500      Los Angeles, (Regional Airports Improvement
                   Corp., American Airlines, Series F, due
                   12/01/24), LOC Wachovia Bank of Georgia........     VRDN   09/02/97(a)           2.850         1,500,000
      2,800      Los Angeles, (Regional Airports Improvement
                   Corp., Los Angeles International Airport,
                   Series 1985, due 12/01/25), LOC Societe
                   Generale.......................................     VRDN   09/02/97(a)     3.050-3.450         2,800,000
      8,000      Los Angeles, (Unified School District,
                   Series A)......................................     TRAN   07/01/98              4.500         8,044,761
     17,000      San Bernardino, (Series A).......................     TRAN   06/30/98              4.500        17,088,011
      2,500      San Francisco City & County......................     TRAN   10/08/97              4.500         2,501,830
        300      Turlock Irrigation District Revenue (Series A,
                   due 01/01/14), LOC Societe Generale............     VRDN   09/03/97(a)           3.100           300,000
                                                                                                            ---------------
                                                                                                                116,169,910
                                                                                                            ---------------

COLORADO (1.1%)
       9,000     Colorado (Series A)..............................     TRAN   06/26/98              4.500         9,049,921
      1,400      Douglas County, (Multi-Family Housing Revenue,
                   Autumn Chase Project due 07/01/06).............     VRDN   09/02/97(a)           3.350         1,400,000
      5,000      Smith Creek Metro District, (due 10/01/35), LOC
                   Nationsbank....................................     VRDN   09/04/97(a)           3.350         5,000,000
                                                                                                            ---------------
                                                                                                                 15,449,921
                                                                                                            ---------------

DISTRICT OF COLUMBIA (2.9%)
      14,000     District of Columbia (Series A), LOC Societe
                   Generale.......................................     TRAN   09/30/97              4.500        14,005,684
      2,100      District of Columbia (Series B-2, due 06/01/03),
                   LOC West Deutsche Bank.........................     VRDN   09/02/97   (a)         3.800        2,100,000
      2,500      District of Columbia, (Refunding, Series 1992
                   A-1, due 10/01/07), LOC National Westminster
                   Bank PLC.......................................     VRDN   09/02/97   (a)         3.650        2,500,000
      1,800      District of Columbia, (Refunding, Series 1992
                   A-2, due 10/01/07), LOC Bank of Nova Scotia....     VRDN   09/02/97   (a)         4.900        1,800,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY   MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                   TYPE       DATE           RATE             VALUE
--------------   -------------------------------------------------  --------  -----------   -------------   ---------------
DISTRICT OF COLUMBIA (CONTINUED)
$     2,000      District of Columbia, (Refunding, Series 1992
                   A-5, due 10/01/07), LOC Bank of Nova Scotia....     VRDN   09/02/97(a)     4.050-4.900%  $     2,000,000
     11,200      District of Columbia, (Refunding, Series 1992
                   A-6, due 10/01/07), LOC National Westminster
                   Bank PLC.......................................     VRDN   09/02/97(a)     3.500-4.900        11,200,000
      6,400      District of Columbia, (The American University
                   Issue, Series 1985, due 10/01/15), LOC National
                   Westminster Bank PLC...........................     VRDN   09/02/97(a)           3.150         6,400,000
                                                                                                            ---------------
                                                                                                                 40,005,684
                                                                                                            ---------------

FLORIDA (9.4%)
       5,800     Citrus Park, (Community Development Authority,
                   due 11/01/16), LOC Dresdner Bank...............     VRDN   09/03/97(a)           4.150         5,800,000
      4,635      Dade County, (Industrial Development Authority,
                   Florida Power & Light, due 04/01/20)...........     VRDN   09/03/97(a)           3.650         4,635,000
     26,450      Dade County, (Water & Sewer System, Series 1994,
                   due 10/05/22), FGIC Insured....................     VRDN   09/03/97(a)           3.050        26,450,000
      5,750      Hernando County, (Refunding, IDR, Moore McCormack
                   Resources Inc. Project, Series 1988, due
                   12/01/04), LOC Societe
                   Generale.......................................     VRDN   09/04/97(a)           3.421         5,750,000
      9,870      Hillsborough County, (Industrial Development
                   Authority, PCR, Refunding,
                   due 05/15/18)..................................     VRDN   09/02/97(a)     3.150-4.000         9,870,000
     30,705      Jacksonville, (Refunding, Florida Power & Light
                   Co. Project, Series 1995, due 05/01/29)........     VRDN   09/02/97(a)     3.000-4.100        30,705,000
     10,382      Orange County, (Series A)........................       CP   09/09/97(a)           3.900        10,382,000
      4,500      Orange County Health Facilities Authority, due
                   10/01/14)......................................      TPP   09/04/97(a)           4.250         4,500,000
        575      Orange County Industrial Development Authority,
                   (IDR, Refunding, Noland Co. Project, Series
                   1989, due 02/01/04), LOC Wachovia Bank and
                   Trust..........................................     VRDN   09/04/97(a)           3.450           575,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY   MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                   TYPE       DATE           RATE             VALUE
--------------   -------------------------------------------------  --------  -----------   -------------   ---------------
FLORIDA (CONTINUED)
$     1,500      Palm Beach County School District................      TAN   09/26/97              4.500%  $     1,500,900
     30,795      St. Lucie County (Refunding, PCR, Florida Power &
                   Light Company Project, due 03/01/27))..........     VRDN   09/02/97(a)     2.300-4.000        30,795,000
                                                                                                            ---------------
                                                                                                                130,962,900
                                                                                                            ---------------

GEORGIA (6.4%)
       2,500     Bartow County, Georgia Development Authority,
                   PCR, (Georgia Power Co., 1st Series, due
                   06/01/23)......................................     VRDN   09/02/97(a)           3.500         2,500,000
      6,100      Burke County Development Authority, (PCR, Georgia
                   Power Co., Series 1994, Vogtle Project-4th
                   Series, due 09/01/25)..........................     VRDN   09/02/97(a)           2.900         6,100,000
      1,250      Burke County Development Authority, (PCR, Georgia
                   Power Co., Series 1994, Vogtle Project-4th.
                   Series, due 07/01/24)..........................     VRDN   09/02/97(a)           3.450         1,250,000
     14,900      Burke County Development Authority, PCR, (Power
                   Company Plant, Vogtle Project, due 04/01/32)...     VRDN   09/02/97(a)     3.100-4.150        14,900,000
      1,660      Clayton County Housing Authority, (Refunding,
                   Series 1990A, due 01/01/21), LOC Barclays Bank
                   PLC............................................     VRDN   09/03/97(a)           3.550         1,660,000
        690      Cobb County Development Authority, (IDR,
                   Refunding, Noland Co. Project, Series 1989, due
                   08/01/99), LOC Wachovia Bank and Trust.........     VRDN   09/04/97(a)           3.700           690,000
      4,000      DeKalb County, (Development Authority Revenue,
                   Metro Atlanta YMCA Project, Series 1995, due
                   06/01/20), LOC Wachovia Bank and Trust.........     VRDN   09/03/97(a)           3.150         4,000,000
      1,500      DeKalb County, (Development Authority Revenue,
                   Refunding, Noland Co. Project, Series 1989, due
                   08/01/00), LOC Wachovia Bank and Trust.........     VRDN   09/03/97(a)           3.300         1,500,000
     20,700      Georgia Municipal Association Pool (MBIA Insured,
                   due 12/15/20), LOC Credit
                   Suisse.........................................     VRDN   09/04/97(a)           4.150        20,700,000
      5,200      Monroe County (PCR, Georgia Power Co., 2nd
                   Series, due 09/01/24)..........................     VRDN   09/02/97(a)     3.550-3.700         5,200,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY   MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                   TYPE       DATE           RATE             VALUE
--------------   -------------------------------------------------  --------  -----------   -------------   ---------------
GEORGIA (CONTINUED)
$     4,500      Monroe County, (Development Authority, PCR,
                   Georgia Power Co., Series 1995, Scherer
                   Project-2nd. Series, due 07/01/25).............     VRDN   09/02/97(a)     2.900-3.800%  $     4,500,000
     26,300      Putnam County Development Authority, (PCR,
                   Georgia Power Co., Series 1, due 06/01/23).....     VRDN   09/02/97(a)     2.950-4.250        26,300,000
                                                                                                            ---------------
                                                                                                                 89,300,000
                                                                                                            ---------------

IDAHO (0.9%)
      12,500     Idaho............................................      TAN   06/30/98              4.625        12,574,152
                                                                                                            ---------------

ILLINOIS (5.3%)
      17,200     Chicago, (Multi-family Housing Revenue, Waveland
                   Association, due 11/01/10), LOC Swiss Bank.....     VRDN   09/03/97   (a)         4.200       17,200,000
     10,785      Chicago, (O'Hare International Airport, General
                   Airport Second Lien, Series 1984B, due
                   01/01/15), LOC Societe Generale................     VRDN   09/03/97   (a)         3.050       10,785,000
      5,200      Illinois, (Development Finance Authority, PCR,
                   Illinois Power Co. Project, Series 1993B, due
                   11/01/28), LOC Canadian Imperial Bank..........     VRDN   09/03/97   (a)         3.400        5,200,000
     17,900      Illinois, (Health Facilities Authority, Loyola
                   University Health System, Series B, MBIA
                   Insured, due 07/01/24).........................     VRDN   09/03/97   (a)   3.350-3.450       17,900,000
      2,400      Illinois, (Health Facilities Authority, SSM
                   Health Care Project, Series 1990A, due
                   06/01/06), LOC Rabobank Nederland..............     VRDN   09/03/97   (a)         3.850        2,400,000
      5,000      Illinois, (Health Facilities Authority, Swedish
                   Covenant Hospital Project, Series 1995, due
                   08/01/25), AMBAC Insured.......................     VRDN   09/03/97   (a)         3.400        5,000,000
     13,200      Illinois, (Toll Highway Authority, Refunding,
                   Series 1993B, due 01/01/10), LOC Societe
                   Generale.......................................     VRDN   09/03/97   (a)         3.800       13,200,000
      3,000      Saint Charles, (IDR, Pier 1 Imports-Midwest
                   Project, Series 1986, due 12/15/26), LOC
                   National Westminster PLC.......................     VRDN   09/03/97   (a)         4.000        3,000,000
                                                                                                            ---------------
                                                                                                                 74,685,000
                                                                                                            ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY   MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                   TYPE       DATE           RATE             VALUE
--------------   -------------------------------------------------  --------  -----------   -------------   ---------------
INDIANA (3.4%)
$    20,000      Indiana, (Health Facility Financing Authority,
                   Refunding, Clarian Health Partners, Series
                   1996B, due 02/15/26), LOC National Bank of
                   Detroit........................................     VRDN   09/03/97(a)           3.600%  $    20,000,000
     11,000      Indiana, (Finance Authority Revenue, Bayer Corp.
                   Project, due 03/01/09).........................     VRDN   09/02/97(a)     3.150-3.350        11,000,000
      1,200      Jasper County, (PCR, Northern Indiana Public
                   Service, Series B, due 06/01/13)...............     VRDN   09/02/97(a)           3.650         1,200,000
      2,100      Princeton, PCR, LOC-Canadian Imperial Bank.......     VRDN   09/02/97(a)           4.150         2,100,000
      4,050      Rockport, (PCR, Indiana and Michigan Electric Co.
                   Project, Series 1985A, due 08/01/14), LOC Swiss
                   Bank Corp......................................     VRDN   09/02/97(a)           3.900         4,050,000
      8,800      Rockport, (PCR, Refunding, AEP Generating Co.
                   Project, Series 1995B, due 07/01/25), AMBAC
                   Insured........................................     VRDN   09/02/97(a)     2.050-3.250         8,800,000
                                                                                                            ---------------
                                                                                                                 47,150,000
                                                                                                            ---------------

IOWA (1.0%)
       5,000     Iowa, (School Cash Anticipation Program - School
                   Corps. Warrants, FSA, Series A), FSA Insured...      RAW   06/26/98              4.500         5,027,514
      9,620      Polk County, (Hospital Equipment & Improvement
                   Revenue, due 12/01/05), MBIA Insured...........     VRDN   09/03/97(a)     3.400-3.600         9,620,000
                                                                                                            ---------------
                                                                                                                 14,647,514
                                                                                                            ---------------

KANSAS (0.9%)
       2,000     Garden City, (IDR, Inland Container Corp.
                   Project, Series 1983, due 01/01/08), LOC Credit
                   Suisse.........................................     VRDN   09/03/97(a)           3.700         2,000,000
     10,000      Kansas Department of Transportation, (Series
                   1994B, due 09/01/14)...........................     VRDN   09/03/97(a)           3.050        10,000,000
                                                                                                            ---------------
                                                                                                                 12,000,000
                                                                                                            ---------------

KENTUCKY (0.4%)
       6,000     Mayfield, (Multi-City Revenue, due 07/01/26), LOC
                   PNC Bank.......................................     VRDN   09/03/97(a)           3.500         6,000,000
                                                                                                            ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY   MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                   TYPE       DATE           RATE             VALUE
--------------   -------------------------------------------------  --------  -----------   -------------   ---------------
LOUISIANA (4.8%)
$     4,500      Ascension Parish, (PCR, Borden Inc. Project,
                   Refunding, Series 1992, due 12/01/09), LOC
                   Credit Suisse..................................     VRDN   09/03/97(a)           4.100%  $     4,500,000
      7,500      Calcasieu Parish, (IDR, Refunding, Olin Corp.
                   Project, Series 1993B, due 02/01/16), LOC
                   Wachovia Bank..................................     VRDN   09/02/97(a)     2.900-4.350         7,500,000
      3,770      Calcasieu Parish, (Recovery District Sales Tax,
                   Road Improvement), LOC National Westminster
                   Bank PLC.......................................     VRDN   09/01/97              3.350         3,770,000
      7,000      Lake Charles, (Harbor and Terminal District
                   Revenue, Reynolds Metal Co. Project, Series
                   1990, due 05/01/06), LOC Canadian Imperial
                   Bank...........................................     VRDN   09/03/97(a)           3.500         7,000,000
      5,000      Louisiana, (Public Facilities Authority, Our Lady
                   of the Lake Hospital Revenue), FSA Insured, LOC
                   Commerzbank AG.................................       CP   10/22/97              3.700         5,000,000
      2,750      Louisiana, (Public Facilities Authority, Colleges
                   & University Equipment and Capital, Series A,
                   due 09/01/10), LOC Societe Generale............     VRDN   09/03/97(a)     3.250-3.300         2,750,000
      7,200      Louisiana, (Public Facilities Authority,
                   Refunding, Hospital Equipment Financing, Series
                   1985A, due 12/01/05), LOC Sumitomo Bank Ltd....     VRDN   09/03/97(a)           4.750         7,200,000
      8,055      Louisiana, (Public Facilities Authority,
                   Refunding, Hospital Revenue, Series 1985, due
                   12/01/00), LOC Banque National de Paris........     VRDN   09/03/97(a)           3.250         8,055,000
     11,700      Louisiana, (Offshore Term Authority, Deepwater
                   Port Revenue, 1st Stage A-Loop Inc., due
                   09/01/08), LOC Union Bank of Switzerland.......     VRDN   09/02/97(a)           1.950        11,700,000
      9,700      South Louisiana Port Commn, (Port Revenue,
                   Refunding, due 07/01/18), LOC-Wachovia Bank....     VRDN   09/02/97(a)     3.650-3.800         9,700,000
                                                                                                            ---------------
                                                                                                                 67,175,000
                                                                                                            ---------------

MARYLAND (0.7%)
      10,000     Anne Arundel County, (PCR, Baltimore Gas and
                   Electric Co. Project, Series 1984, due
                   07/01/14)......................................       OP   07/01/98(b)           3.800        10,000,000
                                                                                                            ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY   MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                   TYPE       DATE           RATE             VALUE
--------------   -------------------------------------------------  --------  -----------   -------------   ---------------
MASSACHUSETTS (3.5%)
$     7,860      Massachusetts (Series D), FGIC Insured...........       GO   11/01/97              5.125%  $     7,878,061
     19,700      Massachusetts, (Health & Educational Facilities
                   Authority, Capital Asset Program, Series E, due
                   01/01/35), LOC First National Bank of
                   Chicago........................................     VRDN   09/02/97(a)           3.650        19,700,000
     16,500      Massachusetts, (Health & Educational Facilities
                   Authority, Newton Wellesley Hospital, Series F,
                   MBIA Insured, due 07/01/25)....................     VRDN   09/03/97(a)           3.400        16,500,000
      5,000      Massachusetts, (Series 1990B, due 12/01/97), LOC
                   National Westminster Bank PLC..................     VRDN   09/02/97(a)     3.250-3.300         5,000,000
                                                                                                            ---------------
                                                                                                                 49,078,061
                                                                                                            ---------------

MICHIGAN (2.1%)
       9,000     Michigan.........................................       GO   09/30/97              4.500         9,005,978
      2,300      Michigan, (Hospital Finance Authority, Equipment
                   Loan Program, Series A, due 12/01/23)..........     VRDN   09/03/97(a)     3.750-4.200         2,300,000
      3,000      Michigan State, (Job Development Authority,
                   Gordon Food Service Project, due 08/01/15).....     VRDN   09/03/97(a)           4.125         3,000,000
      9,000      Michigan State, (Strategic Fund Limited, Reserve
                   1, Series 1995, due 09/01/30), LOC Barclays
                   Bank PLC.......................................     VRDN   09/02/97(a)     3.000-5.350         9,000,000
      5,400      Midland County, (Economic Development Corp., Dow
                   Chemical Co. Project, Refunding, Series 1993B,
                   due 12/01/15)..................................     VRDN   09/02/97(a)           2.900         5,400,000
                                                                                                            ---------------
                                                                                                                 28,705,978
                                                                                                            ---------------

MINNESOTA (0.0%)*
       1,200     St. Louis Park, (Tax Increment Revenue, Series
                   1987B, due 03/01/02), LOC Sumitomo Bank Ltd....     VRDN   09/04/97(a)           3.400         1,200,000
                                                                                                            ---------------

MISSISSIPPI (0.0%)*
         535     Columbus, (IDR, Refunding Noland Co. Project,
                   Series 1989, due 05/01/99), LOC Wachovia Bank
                   and Trust......................................     VRDN   09/04/97(a)           3.700           535,000
                                                                                                            ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY   MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                   TYPE       DATE           RATE             VALUE
--------------   -------------------------------------------------  --------  -----------   -------------   ---------------
MISSOURI (1.3%)
$    11,000      Missouri, (Environmental Improvement and Energy
                   Resources Authority, PCR, Union Electric Co.
                   Project, Series 1984B, due 06/01/14), LOC Union
                   Bank of Switzerland............................       RB   06/01/98(a)           3.950%  $    11,000,000
      7,500      Missouri, (Health and Educational Facilities, SSM
                   Health Care Projects, Series 1995C, due
                   06/01/22), MBIA Insured........................     VRDN   09/03/97(a)           2.900         7,500,000
                                                                                                            ---------------
                                                                                                                 18,500,000
                                                                                                            ---------------

MONTANA (1.1%)
      15,400     Forsyth, (Pollution Control Revenue, Pacificorp.
                   Project, due 01/01/18), LOC Rabobank
                   Nederland......................................     VRDN   09/02/97(a)     3.300-4.300        15,400,000
                                                                                                            ---------------

NEBRASKA (0.7%)
      10,265     Lancaster County, (Hospital Authority No. 1,
                   Hospital Revenue, Refunding, Bryan Memorial
                   Hospital Project, due 06/01/12), MBIA
                   Insured........................................     VRDN   09/03/97(a)           3.500        10,265,000
                                                                                                            ---------------

NEW MEXICO (0.3%)
       4,200     Farmington, (PCR, Refunding, due 04/01/22), LOC
                   Bank of America................................     VRDN   09/03/97(a)           3.350         4,200,000
                                                                                                            ---------------

NEW YORK (7.4%)
       1,700     New York City, (Municipal Water Finance
                   Authority, Water and Sewer Systems Revenue,
                   Series 1995A, due 06/15/25), FGIC Insured......     VRDN   09/02/97(a)           3.150         1,700,000
      7,200      New York City, (Municipal Water Finance
                   Authority, Water and Sewer Systems Revenue,
                   Series 1995C, due 06/15/23), FGIC Insured......     VRDN   09/02/97(a)           3.350         7,200,000
      1,750      New York City, (Series 1992B, due 10/01/20), FGIC
                   Insured........................................     VRDN   09/02/97(a)     2.400-3.650         1,750,000
     13,900      New York City, (Series 1992B, due 10/01/21), FGIC
                   Insured........................................     VRDN   09/02/97(a)     3.250-5.500        13,900,000
     18,400      New York City, (Series 1992B, due 10/01/22), FGIC
                   Insured........................................     VRDN   09/02/97(a)     2.250-4.350        18,400,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY   MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                   TYPE       DATE           RATE             VALUE
--------------   -------------------------------------------------  --------  -----------   -------------   ---------------
NEW YORK (CONTINUED)
$     2,600      New York City, (Sub-Series 1993 B-4, due
                   08/15/21), LOC Union Bank of Switzerland.......     VRDN   09/02/97(a)           3.300%  $     2,600,000
      2,600      New York City, (Sub-Series 1994 B-6, MBIA
                   Insured, due 08/15/05).........................     VRDN   09/02/97(a)           3.600         2,600,000
      2,600      New York City, (Sub-Series 1994 B-5, MBIA
                   Insured, due 08/15/22).........................     VRDN   09/02/97(a)           4.200         2,600,000
      6,100      New York State, (Energy Research & Development
                   Authority, Niagara Mohawk Power Corp., Series
                   1985A, due 07/01/15), LOC Toronto Dominion
                   Bank...........................................     VRDN   09/02/97(a)     3.600-4.000         6,100,000
     12,000      New York State, (Energy Research and Development
                   Authority, PCR, Lilco Project, Series 1985B,
                   due 03/01/16), LOC Deutsche Bank AG............       MP   03/01/98              3.600        12,000,000
      9,500      New York State, (Energy Research and Development
                   Authority, PCR, New York Electric and Gas,
                   Refunding, Series 1994D, due 10/01/29), LOC
                   Union Bank of Switzerland......................     VRDN   09/02/97(a)           3.200         9,500,000
      9,735      New York State, (Energy Research and Development
                   Authority, PCR, New York Electric and Gas,
                   Series 1985D, due 12/01/15), LOC Union Bank of
                   Switzerland....................................       OP   12/01/97(b)           3.600         9,735,000
     10,000      New York State General Obligation Promissory
                   Notes..........................................       CP   09/04/97(a)           3.400        10,000,000
        700      New York, (Sub-Series B-4, due 08/15/22),
                   LOC-Union Bank of Switzerland..................     VRDN   09/02/97(a)     2.300-3.700           700,000
      4,500      Suffolk County, (Series II)......................      TAN   09/11/97              4.500         4,500,688
                                                                                                            ---------------
                                                                                                                103,285,688
                                                                                                            ---------------

NORTH CAROLINA (2.1%)
       2,100     Ashe County, (Industrial Facilities and Pollution
                   Control Finance Authority, IDR, Refunding,
                   Gates Rubber Co. Project, Series 1988, due
                   07/01/10), LOC National Bank of Detroit........     VRDN   09/04/97(a)           3.500         2,100,000
      2,300      Charlotte (Airport Revenue, Series A, MBIA
                   Insured, due 7/01/16)..........................     VRDN   09/03/97(a)           3.350         2,300,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY   MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                   TYPE       DATE           RATE             VALUE
--------------   -------------------------------------------------  --------  -----------   -------------   ---------------
NORTH CAROLINA (CONTINUED)
$     2,140      Davidson County, (Industrial Facilities and
                   Pollution Control Financing Authority, IDR,
                   Lowes Co., Inc. Project, Series 1990, due
                   07/01/20), LOC National Westminster Bank PLC...     VRDN   09/04/97(a)           3.500%  $     2,140,000
      2,000      Mecklenburg County, (Industrial Facilities and
                   Pollution Control Financing Authority, IDR,
                   Allied Corp. Project, Series 1984, 09/01/14),
                   LOC ABN Amro Bank..............................     VRDN   09/08/97(a)           3.500         2,000,000
     16,240      North Carolina, (Educational Facilities Finance
                   Agency, Guilford College, MBIA Insured, due
                   05/01/24)......................................     VRDN   09/02/97(a)           4.150        16,240,000
      4,000      Wake County, (Industrial Facilities and Pollution
                   Control Financing Authority, PCR, Carolina
                   Power and Light Project, Series 1985A, due
                   05/01/15), LOC Credit Suisse...................     VRDN   09/03/97(a)           2.400         4,000,000
                                                                                                            ---------------
                                                                                                                 28,780,000
                                                                                                            ---------------

OHIO (0.9%)
       3,000     Ohio Air Quality Development Authority, (Series
                   1985A, due 12/01/15), LOC Union Bank of
                   Switzerland....................................     VRDN   09/02/97(a)           3.250         3,000,000
      4,900      Ohio Air Quality Development Authority,
                   (Cincinnati Gas & Electric, Series A, due
                   09/01/30), LOC ABN Amro Bank...................     VRDN   09/02/97(a)           4.500         4,900,000
      4,000      Summit County (Bond Anticipation Notes, Series
                   C).............................................       GO   11/20/97              4.375         4,005,061
                                                                                                            ---------------
                                                                                                                 11,905,061
                                                                                                            ---------------

OREGON (0.8%)
      10,500     Port of St. Helens, (PCR, Portland General
                   Electric Co., due 04/01/10), LOC Canadian
                   Imperial Bank..................................     VRDN   09/02/97   (a)   3.700-4.000       10,500,000
                                                                                                            ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY   MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                   TYPE       DATE           RATE             VALUE
--------------   -------------------------------------------------  --------  -----------   -------------   ---------------
PENNSYLVANIA (7.0%)
$     2,475      Allegheny County, (Hospital Development
                   Authority, Presbyterian University Hospital,
                   Series 1988B-3, due 03/01/18), LOC PNC Bank....     VRDN   09/04/97(a)           2.875%  $     2,475,000
      6,000      Allegheny County, (Industrial Development
                   Authority, IDR, Refunding, Dowty Corp. Project,
                   Series 1986, due 12/01/01), LOC Mellon Bank....     VRDN   09/03/97(a)           4.500         6,000,000
      4,000      Allegheny County, Hospital Development Authority,
                   (Presbyterian University Hospital, Series
                   1990B, due 03/01/20), MBIA
                   Insured........................................     VRDN   09/04/97(a)     3.500-4.600         4,000,000
      3,500      Clinton County, (Industrial Development
                   Authority, IDR, Mellon Bank Central National
                   Assistance Project, Series 1985, due 09/01/05),
                   LOC Mellon Bank................................     VRDN   09/03/97(a)           4.150         3,500,000
      6,200      Delaware County, (Industrial Development
                   Authority, Airport Facilities Revenue, United
                   Parcel Service Project, due 12/01/15)..........     VRDN   09/02/97(a)           2.400         6,200,000
      5,000      Delaware County, Industrial Development
                   Authority......................................       CP   10/01/97              3.650         5,000,000
      3,150      Lehigh County, (Industrial Development Authority,
                   PCR, P-Floats-PA-99, due 09/01/29), MBIA
                   Insured........................................      TPP   09/04/97(a)           4.200         3,150,000
     14,800      Pennsylvania, (Higher Educational Facilities
                   Authority, Health Services Revenue, Allegheny
                   Delaware Valley, due 11/15/35), LOC PNC Bank...     VRDN   09/03/97(a)     3.550-3.600        14,800,000
      2,000      Pennsylvania State, (Industrial Development
                   Authority, Series 1990, due 05/01/04)..........     VRDN   09/03/97(a)           3.500         2,000,000
     23,600      Thomas Jefferson University Hospital (Series B,
                   due 5/15/12)...................................     VRDN   09/08/97(a)           4.177        23,600,000
     26,400      Thomas Jefferson University Hospital (Series A,
                   due 5/15/08)...................................     VRDN   09/08/97(a)           4.177        26,400,000
                                                                                                            ---------------
                                                                                                                 97,125,000
                                                                                                            ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY   MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                   TYPE       DATE           RATE             VALUE
--------------   -------------------------------------------------  --------  -----------   -------------   ---------------
SOUTH CAROLINA (1.3%)
$     9,250      Allendale County, (IDR, Refunding, King Seeley
                   Thermos Co. Project, Series 1988, due
                   08/01/01), LOC Bank of Nova Scotia.............     VRDN   09/04/97(a)           3.700%  $     9,250,000
      2,700      Berkeley County, (Bayer Corporation Project, due
                   03/01/09)......................................     VRDN   09/02/97(a)           3.650         2,700,000
      5,635      South Carolina, (Jobs, Economic Development
                   Authority, Saint Francis Hospital, due
                   07/01/22), LOC Chemical Bank...................     VRDN   09/02/97(a)           2.350         5,635,000
                                                                                                            ---------------
                                                                                                                 17,585,000
                                                                                                            ---------------

TENNESSEE (1.4%)
         500     Bradley County, (Industrial Development Board,
                   Olin Corp., Series C, due 11/01/17), LOC
                   Wachovia Bank..................................     VRDN   09/02/97(a)           3.600           500,000
      3,100      Collierville, (Industrial Development Board, due
                   03/01/00), LOC National City Bank of
                   Cleveland......................................     VRDN   09/02/97(a)           5.525         3,100,000
      6,500      Knox County, (Industrial Development Board, IDR,
                   Moore McCormack Resources Inc. Project Series
                   1988, due 06/01/06), LOC Societe Generale......     VRDN   09/02/97(a)           3.850         6,500,000
      2,800      Metropolitan Nashville Airport Authority,
                   (Special Facilities Revenue, American Airlines
                   Project, Series 1995A, due 10/01/12), LOC
                   Credit Suisse..................................     VRDN   09/02/97(a)           3.750         2,800,000
        400      Tennessee (Bond Anticipation Notes, Series A, due
                   07/02/01)......................................     VRDN   09/08/97(a)           3.650           400,000
      6,300      Tennessee (Bond Anticipation Notes, Series E, due
                   07/01/01)......................................     VRDN   09/08/97(a)           3.400         6,300,000
                                                                                                            ---------------
                                                                                                                 19,600,000
                                                                                                            ---------------

TEXAS (12.8%)
       7,000     Bexar County, (Health Facilities Development
                   Corporation, Warm Springs Healthcare Systems,
                   due 09/01/27), LOC Texas Commerce Bank.........     VRDN   09/02/97(a)           4.200         7,000,000
      1,500      El Paso, (Industrial Development Authority,
                   Contel Cellular of El Paso Inc. Project, Series
                   1985, due 02/01/04), LOC Bank of Nova Scotia...     VRDN   09/02/97(a)           5.525         1,500,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY   MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                   TYPE       DATE           RATE             VALUE
--------------   -------------------------------------------------  --------  -----------   -------------   ---------------
TEXAS (CONTINUED)
$     9,000      Grayson County, (Industrial Development Corp.,
                   Aluminum Co. of America, Refunding, Series
                   1992, due 12/01/02)............................     VRDN   09/04/97(a)           2.600%  $     9,000,000
      3,700      Guadalupe-Blanco River Authority (PCR, Central
                   Power & Light Co. Project, due 11/01/15), LOC
                   ABN Amro Bank..................................     VRDN   09/02/97(a)           3.750         3,700,000
      1,400      Gulf Coast, (Waste Disposal Authority, PCR, Amoco
                   Oil Co. Project, Refunding, due 10/01/17)......     VRDN   09/02/97(a)           3.650         1,400,000
      5,000      Harris County, (Toll Road Multimode, Prerefunded,
                   Series C, FGIC Insured, due 8/15/17)...........       RB   02/15/98(a)           8.125         5,169,634
     14,700      Harris County, (Health Facilities Development
                   Corporation Prerefunded, Memorial Hospital
                   Systems Project, Series B, due 06/01/24) MBIA
                   Insured........................................     VRDN   09/04/97(a)           3.100        14,700,000
      3,105      Harris County, (Industrial Development Corp.,
                   Johann Haltermann Project, Series 1996A, due
                   04/01/08), LOC Texas Commerce Bank.............     VRDN   09/04/97(a)           3.500         3,105,000
      2,255      Harris County, (Industrial Development Corp.,
                   Johann Haltermann Project, Series 1996B, due
                   04/01/08), LOC Texas Commerce Bank.............     VRDN   09/04/97(a)           3.500         2,255,000
     15,000      Houston Water & Sewer, LOC West Deutsche
                   Landesbank.....................................       CP   09/02/97              3.500        15,000,000
     15,000      Houston Water & Sewer, LOC West Deutsche
                   Landesbank.....................................       CP   10/20/97              3.600        15,000,000
        900      Lone Star Airport Improvement Authority, (Series
                   1984 B-4, due 12/01/14), LOC Royal Bank of
                   Canada.........................................     VRDN   09/02/97(a)           3.400           900,000
      1,400      Lone Star Texas Airport Improvement Authority,
                   (Series 1984 B-3, due 12/01/14), LOC Royal Bank
                   of Canada......................................     VRDN   09/02/97(a)           3.500         1,400,000
     15,000      Lower Colorado River Authority, (Refunding,
                   Junior Lien, 3rd Supplement Series, due
                   01/01/13), MBIA Insured........................     VRDN   09/03/97(a)           3.250        15,000,000
      4,500      Mansfield Industrial Development Corp., (Pier 1
                   Import-Texas Inc. Project, Series 1986, due
                   11/01/26), LOC National Westminster Bank PLC...     VRDN   09/03/97(a)           3.350         4,500,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY   MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                   TYPE       DATE           RATE             VALUE
--------------   -------------------------------------------------  --------  -----------   -------------   ---------------
TEXAS (CONTINUED)
$     3,000      North Central Health Facilities Development
                   Corp., (Hospital Revenue, Presbyterian Medical
                   Center, Series 1985D, due 12/01/15), MBIA
                   Insured........................................     VRDN   09/02/97(a)           2.750%  $     3,000,000
     15,000      Port Corpus Christi Industrial Development
                   Corporation (Refunding, Valero Refining, Series
                   A, due 04/01/27), LOC Bank of Montreal.........     VRDN   09/02/97(a)           4.200        15,000,000
      3,900      Port Development Corp., (Marine Terminal, Stolt
                   Terminals Project, Refunding, due 01/15/14),
                   LOC Canadian Imperial Bank.....................     VRDN   09/03/97(a)           3.350         3,900,000
      5,050      Sabine River Authority, (PCR, Series 1995B, due
                   06/01/30), LOC Union Bank of Switzerland.......     VRDN   09/02/97(a)           3.700         5,050,000
      1,065      Texas Higher Education Authority Inc., (Series
                   1985B, due 02/01/25),FGIC Insured..............     VRDN   09/03/97(a)           1.750         1,065,000
     50,000      Texas (Series A).................................     TRAN   08/31/98              4.750        50,438,980
                                                                                                            ---------------
                                                                                                                178,083,614
                                                                                                            ---------------

UTAH (0.8%)
       2,565     Carbon County, (PCR, Refunding, Pacificorp
                   Project, Series 1994, due 11/01/24), LOC Bank
                   of New York....................................     VRDN   09/02/97(a)           2.750         2,565,000
      9,000      Intermountain Power Agency, (Utah Power Supply
                   Revenue, Series 1985F, due 07/01/15), LOC Swiss
                   Bank...........................................     VRDN   09/15/97              3.500         9,000,000
                                                                                                            ---------------
                                                                                                                 11,565,000
                                                                                                            ---------------

VERMONT (0.5%)
       7,000     Vermont, (Student Assistance Corp., Series 1985,
                   due 01/01/04), LOC National Westminster Bank
                   PLC............................................     VRDN   09/02/97   (a)         3.150        7,000,000
                                                                                                            ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY   MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                   TYPE       DATE           RATE             VALUE
--------------   -------------------------------------------------  --------  -----------   -------------   ---------------
VIRGINIA (0.2%)
$     1,000      Virginia Beach, (Industrial Development
                   Authority, IDR, Norfolk Virginia Beach,
                   Portsmouth MSA Limited Partnership Project, due
                   12/01/04), LOC Bank of Nova Scotia.............     VRDN   09/02/97(a)           5.525%  $     1,000,000
      2,300      Virginia State, (Housing Development Authority,
                   AHC Service Corp., Series 1987A, due 09/01/17),
                   LOC
                   Mitsubishi Ltd.................................     VRDN   09/03/97(a)           4.250         2,300,000
                                                                                                            ---------------
                                                                                                                  3,300,000
                                                                                                            ---------------

WASHINGTON (2.3%)
       6,400     Seattle, (Water System Revenue, Series 1995, due
                   09/01/25), LOC Bayerische
                   Landesbank.....................................     VRDN   09/02/97(a)           3.900         6,400,000
     11,700      Washington, (Public Power Supply System, Nuclear
                   Project #3, Series 3A-1, due 07/01/18), LOC
                   Bank of America................................     VRDN   09/02/97(a)           3.050        11,700,000
     13,800      Washington, (Healthcare Facilities Authority,
                   Refunding, Virginia Mason Medical Center,
                   Series B, due 02/15/27) MBIA Insured...........     VRDN   09/02/97(a)     2.850-3.450        13,800,000
                                                                                                            ---------------
                                                                                                                 31,900,000
                                                                                                            ---------------

WEST VIRGINIA (0.4%)
       3,900     Marshall County, (Refunding, Bayer Corporation
                   Project, due 03/01/09).........................     VRDN   09/02/97(a)     3.450-3.900         3,900,000
      1,000      Mercer County, (IDR, Refunding, Noland Co.
                   Project, Series 1989, due 05/01/01), LOC
                   Wachovia Bank and Trust........................     VRDN   09/04/97(a)           3.700         1,000,000
                                                                                                            ---------------
                                                                                                                  4,900,000
                                                                                                            ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY   MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                   TYPE       DATE           RATE             VALUE
--------------   -------------------------------------------------  --------  -----------   -------------   ---------------
WISCONSIN (3.7%)
$     2,500      Marshfield, (IDR, Beatrice Cheese Inc., Project,
                   Series 1984, due 12/01/14), LOC Wachovia Bank
                   and Trust......................................     VRDN   09/04/97(a)           3.500%  $     2,500,000
     18,000      Milwaukee, (Series A)............................      RAN   02/19/98              4.250        18,052,043
      4,490      Wisconsin Student Loan...........................     VRDN   10/09/97              3.750         4,490,000
     27,000      Wisconsin Operating Notes........................      TAN   06/15/98              4.500        27,179,550
                                                                                                            ---------------
                                                                                                                 52,221,593
                                                                                                            ---------------
                 TOTAL INVESTMENTS (COST $1,439,237,774) (103.1%)........................................     1,439,237,774
                 LIABILITIES IN EXCESS OF OTHER ASSETS (-3.1%)...........................................       (43,174,934)
                                                                                                            ---------------
                 NET ASSETS (100.0%).....................................................................   $ 1,396,062,840
                                                                                                            ---------------
                                                                                                            ---------------

------------------------------
(a) Variable Rate Demand Note tender dates and/or interest rates are reset at specified intervals which coincide with their tender feature. The actual maturity date is indicated in the security description.

(b) The date listed under the heading maturity date represents an optional tender date. The actual maturity is indicated in the security description.

* Less than 0.1%.

Abbreviations used in the Schedule of Investments are as follows: AMBAC - Ambac Indemnity Corp., CP - Commercial Paper, FGIC - Financial Guaranty Insurance Company, GO - General Obligation, IDR - Industrial Development Revenue, LOC - Letter of Credit, MBIA - Municipal Bond Investors Assurance Corp., MP - Mandatory Put, OP - Optional Put, PCR - Pollution Control Revenue, RAN - Revenue Anticipation Note, RAW - Revenue Anticipation Warrant, RB - Revenue Bond, TAN - Tax Anticipation Note, TPP - Third Party Put, TRAN - Tax Revenue Anticipation Note, VRDN - Variable Rate Demand Note.

Refunding-Bonds for which the issuer has issued new bonds and canceled the old issue.

Prerefunded-Bonds for which the issuer of the bond invests the proceeds from a subsequent bond issuance in treasury securities, whose maturity coincides with the first call date of the first bond.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $1,439,237,774
Cash                                                      195,396
Interest Receivable                                     7,401,362
Prepaid Trustees' Fees                                      1,756
Prepaid Expenses and Other Assets                             305
                                                   --------------
    Total Assets                                    1,446,836,593
                                                   --------------
LIABILITIES
Payable for Investments Purchased                      50,438,980
Advisory Fee Payable                                      203,327
Custody Fee Payable                                        44,413
Administrative Services Fee Payable                        35,810
Administration Fee Payable                                  3,492
Fund Services Fee Payable                                     740
Accrued Expenses                                           46,991
                                                   --------------
    Total Liabilities                                  50,773,753
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $1,396,062,840
                                                   --------------
                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED AUGUST 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $45,469,113

EXPENSES
Advisory Fee                                       $2,267,159
Administrative Services Fee                           397,340
Custodian Fees and Expenses                           248,788
Professional Fees and Expenses                         47,532
Fund Services Fee                                      43,285
Administration Fee                                     25,082
Trustees' Fees and Expenses                            24,816
Miscellaneous                                          23,072
                                                   ----------
    Total Expenses                                                3,077,074
                                                                -----------
NET INVESTMENT INCOME                                            42,392,039
NET REALIZED LOSS ON INVESTMENTS                                    (28,778)
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $42,363,261
                                                                -----------
                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL    FOR THE FISCAL
                                                     YEAR ENDED        YEAR ENDED
                                                   AUGUST 31, 1997   AUGUST 31, 1996
                                                   ---------------   ---------------
INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $    42,392,039   $    39,194,474
Net Realized Loss on Investments                           (28,778)           (1,789)
                                                   ---------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                        42,363,261        39,192,685
                                                   ---------------   ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        4,757,986,948     4,223,774,582
Withdrawals                                         (4,618,864,155)   (4,136,830,334)
                                                   ---------------   ---------------
    Net Increase from Investors' Transactions          139,122,793        86,944,248
                                                   ---------------   ---------------
    Total Increase in Net Assets                       181,486,054       126,136,933

NET ASSETS
Beginning of Fiscal Year                             1,214,576,786     1,088,439,853
                                                   ---------------   ---------------
End of Fiscal Year                                 $ 1,396,062,840   $ 1,214,576,786
                                                   ---------------   ---------------
                                                   ---------------   ---------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                    FOR THE PERIOD
                                                     FOR THE FISCAL YEAR ENDED      JULY 12, 1993
                                                            AUGUST 31,             (COMMENCEMENT OF
                                                   -----------------------------    OPERATIONS) TO
                                                   1997    1996    1995    1994    AUGUST 31, 1993
                                                   -----   -----   -----   -----   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                          0.24%   0.25%   0.25%   0.25%             0.25%(a)
  Net Investment Income                             3.34%   3.40%   3.61%   2.37%             2.28%(a)

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Tax Exempt Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The Portfolio commenced operations on July 12, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $955,814,753 on that date from The Pierpont Tax Exempt Money Market Fund in exchange for a beneficial interest in the Portfolio. The Portfolio's investment objective is to provide a high level of current income exempt from federal income tax and maintain a high level of liquidity. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

    b)Securities transactions are recorded on a trade date basis. Investment income consists of interest income, which includes the amortization of premiums and discounts, and is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the fiscal year ended August 31, 1997, such fees amounted to $2,267,159.

    b)The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The

THE TAX EXEMPT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------
      amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds, the Portfolio and the other portfolios in which The JPM Pierpont Funds and The JPM Institutional Funds invest (the "Master Portfolios"), JPM Series Trust, JPM Series Trust II and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended August 31, 1997, the fee for these services amounted to $25,082.

      On November 15, 1996, The JPM Advisor Funds terminated operations and were liquidated. Subsequent to that date, the net assets of The JPM Advisor Funds are no longer included in the calculation of the allocation of FDI's fees.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the fiscal year ended August 31, 1997, the fee for these services amounted to $397,340.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $43,285 for the fiscal year ended August 31, 1997.

    e)An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $8,700.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Tax Exempt Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Tax Exempt Money Market Portfolio (the "Portfolio") at August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the four years in the period then ended and for the period July 12, 1993 (commencement of operations) through August 31, 1993, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
October 23, 1997

40